Net Assets in Master Trust - Master Trust Income (Details) - Retirement Savings Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Master Trust Income
Interest and dividends	$ 205,707
Master Trust Assets
Master Trust Income
Interest and dividends	$ 33,791
Plan's Interest in Master Trust
Master Trust Income
Interest and dividends (as a percent)	100.00%